EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings / (loss) per share for the years ended December 31, 2013, 2012 and 2011:

Continuing operations

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Numerator for basic and diluted earnings per share:
Net income/ (loss) from continuing operations attributable to Viewtran Group, Inc.	3,790	22,943	(118,927)	(247,620)

Denominator:
Basic weighted average shares		32,907,268	36,355,124	37,094,995
Effect of dilutive non-vested equity share units, performance shares, options and warrants		200,321	—	—

Diluted weighted average shares		33,107,589	36,355,124	37,094,995

Basic earnings/ (loss) per share	0.12	0.70	(3.27)	(6.68)

Diluted earnings / (loss) from continuing operations per share	0.11	0.69	(3.27)	(6.68)

Discontinued operations

	2013	2013	2012	2011
	USD	RMB	RMB	RMB
Numerator for basic and diluted earnings per share:
Net (loss)/ income from discontinued operations attributable to Viewtran Group, Inc.	(1,338)	(8,103)	143,057	91,015

Denominator:
Basic weighted average shares		32,907,268	36,355,124	37,094,995
Effect of dilutive non-vested equity share units, performance shares, options and warrants		200,321	—	—

Diluted weighted average shares		33,107,589	36,355,124	37,094,995

Basic (loss)/ earnings per share	(0.04)	(0.25)	3.93	2.45

Diluted (loss)/ earnings per share	(0.04)	(0.24)	3.93	2.45